        As filed with the Securities and Exchange Commission on April 18, 2002
                                                Securities Act File No. 33-26116
                                        Investment Company Act File No. 811-5710


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-lA

             Registration Statement Under The Securities Act Of 1933         [X]

                          Pre-Effective Amendment No.__                      [ ]

                         Post-Effective Amendment No. 16                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 17                             [X]

                        (Check appropriate box or boxes)

                         PILGRIM NATURAL RESOURCES TRUST
                 (To be Renamed ING VP Natural Resources Trust)
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

            Kimberly A. Anderson                     With Copies To:
            ING Investments, LLC                 Jeffrey S. Puretz, Esq.
        7337 E. Doubletree Ranch Road                    Dechert
          Scottsdale, Arizona 85258               1775 Eye Street, N.W.
                                                  Washington, D.C. 20006

         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)

[ ]      75 days after filing pursuant to paragraph (a)(2)

[X]      on May 1, 2002 pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (a)(1)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[ABACUS GRAPHIC]

May 1, 2002



ING VP NATURAL

RESOURCES TRUST

(formerly Pilgrim

Natural Resources Trust)




       This Prospectus contains
       important information about
       investing in the ING VP
       Natural Resources Trust. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                          [ING FUNDS LOGO]

                                             (formerly the Pilgrim Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



This prospectus describes the Fund's objective, investment strategy and risks.

You'll also find:


[MONEY GRAPHIC]

         HOW THE FUND HAS PERFORMED




HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


    FUND AT A GLANCE                                   2
    ING VP NATURAL RESOURCES TRUST                     4
    INFORMATION FOR INVESTORS                          6
    MANAGEMENT OF THE FUND                             8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 9
    MORE INFORMATION ABOUT RISKS                      10
    FINANCIAL HIGHLIGHTS                              12
    WHERE TO GO FOR MORE INFORMATION          Back Cover



Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Natural Resources Trust. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.



The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference. Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

FUND AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the objective, main investments and risks of the ING VP Natural Resources Trust. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.



                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  VP Natural Resources Trust           Long-term growth of capital
                  Adviser: ING Investments, LLC        through investment in
                                                       companies that own or develop
                                                       natural resources or supply
                                                       goods and services to such
                                                       companies.

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of companies with substantial           Price volatility due to non-diversification and
natural resource assets or companies that supply          concentration in natural resource companies. Securities of
goods or services to such companies.                      such companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural
                                                          resources.

                                                                         ADVISER

ING VP NATURAL RESOURCES TRUST                              ING Investments, LLC

--------------------------------------------------------------------------------


OBJECTIVE



[TARGET GRAPHIC]

The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation. The investment objective may not be changed without shareholder approval.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The ING VP Natural Resources Trust (the Fund) normally invests at least 80% of its assets in companies with substantial natural resource assets or companies that supply goods and services to such companies. Natural resource assets are materials derived from natural resources which have economic value. The Fund seeks to identify securities of companies that it believes to be undervalued relative to the value of the natural resource assets they hold. This identification process will take into account current and anticipated economic and financial conditions.



The remaining 20% of the Fund's assets may be invested in common stock of companies that are not natural resource companies and in debt securities of natural resource companies as well as other companies.



The Fund may invest up to 25% of its total assets in securities principally traded in markets outside the United States.



At any time management deems it advisable for temporary defensive or liquidity purposes, the Fund may hold all its assets in cash or cash equivalents and invest in, or hold unlimited amounts of, debt obligations of the United States government or its political subdivisions, and money market instruments including repurchase agreements with maturities of seven days or less and Certificates of Deposit.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



Securities of companies involved in natural resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.



The Fund is a non-diversified investment company. Since the Fund invests primarily in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than other funds that are more diversified by industry. The Fund may also invest in debt securities of natural resource companies as well as other companies.



Through stock investments, the Fund may expose you to common stock risks which may cause you to lose money if there is a sharp or sudden decline in the share price of one of the companies in the Fund's portfolio. Due to the inherent effects of the stock market, the value of the Fund will fluctuate with the movement of the market as well as in response to the activities of individual companies in the Fund's portfolio.



In addition, the Fund's investments in foreign securities may involve risks greater than those attendant to investments in securities of U.S. issuers. Some foreign stock markets tend to be more volatile than U.S. markets due to economic and political instability and regulatory conditions in those countries. In addition, many foreign securities are denominated in foreign currencies, whose values may decline against the U.S. dollar.



Because the Fund will invest a substantial portion of its portfolio in the securities of companies with natural resource assets, it should be considered as a vehicle for diversification and not as a balanced investment program.



 4      ING VP Natural Resources Trust

                                                  ING VP NATURAL RESOURCES TRUST

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.



                              YEAR BY YEAR TOTAL RETURNS (%)(1)(2)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

                           [TOTAL RETURNS BAR GRAPH]


  1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
3.22       10.90      -5.38      16.87      26.89      7.15       -19.62     14.09      18.37      -15.93



(1) These figures are as of December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.



(2)ING Investments, LLC has been the Fund's investment adviser since July 26, 2000; however, prior to March 2001, the Fund was advised by a sub-adviser.


            Best and worst quarterly performance during this period:

                           3rd quarter 1997:  19.27%


                           3rd quarter 2001: -20.70%


The Fund's year-to-date total return as of March 31, 2002 was 7.82%.


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Index (S&P 500 Index).





                                                                             5 YEARS               10 YEARS
                                                              1 YEAR    (OR LIFE OF CLASS)    (OR LIFE OF CLASS)
VP Natural Resources Trust                                    -15.93%         -0.45%                 4.62%
S&P 500 Index(1) (reflects no deduction for fees or
  expenses)                                                   -11.88%         10.70%                12.94%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                          ING VP Natural Resources Trust       5

INFORMATION FOR INVESTORS

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGREEMENTS


The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions (Shareholder Services Representatives) that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services to use Shareholder Services Representatives will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representatives may, from time to time, choose not to receive all of the fees payable to it.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES


The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board of Trustees (Board) intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and would have to determine what action, if any, should be taken in response thereto. If such conflict were to occur, an insurance company separate account might be required to redeem its investments in the Fund which might force the Fund to sell securities at disadvantageous prices. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.


PRIVACY POLICY


The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this prospectus.





 6      Information for Investors

                                                       INFORMATION FOR INVESTORS

--------------------------------------------------------------------------------


ABOUT YOUR INVESTMENT



With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently available only to serve as an investment option under variable annuity contracts (Contracts) or variable life insurance policies (Policies) issued by insurance companies. You do not buy, sell or exchange shares of the Fund. You choose investment options through your annuity contract or life insurance policy.



The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Fund, according to the investment option you've chosen. You should consult your variable contract prospectus for additional information about how this works.



HOW SHARES ARE PRICED



How and when we calculate the Fund's price or net asset value (NAV) per share determines the price at which an insurance company will buy or sell shares. The NAV per share for the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern
Time). The NAV per share for the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.



As more fully described in the SAI, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Fund's officers, and by the Adviser and the Board, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.



The Fund may invest in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market prices do not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and their prices -- may fluctuate during periods on days when you will not be able to reallocate between investment options.


The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Fund shares even without any change in the foreign currency denominated values of such securities.

Because foreign securities markets may close before the Fund determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.


When a Participating Insurance Company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a Participating Insurance Company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       7

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.



As of March 31, 2002, ING managed over $36.2 billion in assets.



ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING is paid an investment advisory fee at an annual rate of 1% of the average daily net assets of the Fund. This fee is computed on the basis of the Fund's average daily net assets and is payable on the last business day of each month.



The following individual is responsible for the day-to-day management of the
Fund:



JAMES A. VAIL has served as the portfolio manager of the Fund since October 2000. Mr. Vail has served as Senior Vice President and Portfolio Manager of ING since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining ING Pilgrim in July 2000, Mr. Vail was a Vice President at Lexington Management Corporation (Lexington) (which was acquired by ING's parent company in July 2000). Prior to joining Lexington in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming, Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst.



 8      Management of the Fund

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that it will not be subject to federal income tax on its earnings and capital gains that are distributed to its shareholders. In addition, the Fund intends to comply with the diversification requirements of the Code and Treasury Regulations in order to maintain the tax-deferred status of the separate accounts of the Participating Insurance Companies.

Shares of the Fund must be purchased through variable life insurance policies or variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distribution from the Fund and any proceeds from the redemption of the shares of the Fund will be exempt from current taxation if left to accumulate within a Policy or Contract. Withdrawals from Policies or Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, administrative or judicial action. As the foregoing discussion is for general information only, a prospective investor also should review the more detailed discussion of federal income tax considerations that is contained in the SAI. In addition, each prospective investor should consult with his own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the federal income tax consequences described above.

THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes       9

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and the SAI are discretionary, which means that the Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

MARKET RISK. The market value of a security may go up or down, sometimes rapidly and unpredictably. A decline in market value may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

MANAGER RISK. Fund management affects Fund performance. The Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

RISKS OF INVESTING IN FOREIGN SECURITIES

The following risks apply to all variable funds that invest in foreign securities including the Fund:

- LEGAL SYSTEM AND REGULATION RISK. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

- CURRENCY RISK. Most foreign stocks are denominated in the currency of the stock exchange where they are traded. The Fund's net asset value is denominated in U.S. dollars. The exchange rate between the U.S. dollar and most foreign currencies fluctuates; therefore, the net asset value of the Fund will be affected by a change in the exchange rate between the U.S. dollar and the currencies in which the Fund's stocks are denominated. The Fund may also incur transaction costs associated with exchanging foreign currencies into U.S. dollars.

- STOCK EXCHANGE AND MARKET RISK. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

- EXPROPRIATION RISK. Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or by imposing exchange controls that restrict the sale of a currency or by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

The Fund may trade in certain foreign securities markets which are less developed than comparable U.S. markets. The risks associated with trading in such markets include:

- limited product lines of companies that own or develop natural resources or other basic commodities;

- limited markets or financial or managerial resources;

- their securities may be more susceptible to losses and risks of bankruptcy;

- their securities may trade less frequently and with lower volume, leading to greater price fluctuations; and

- their securities are subject to increased volatility and reduced liquidity due to limited market making and arbitrage activities.

RISKS OF INVESTING IN DEBT SECURITIES

The following risks apply to all mutual funds that invest in debt securities including the Fund:

- DEBT SECURITIES. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. The Fund could also lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

NON-DIVERSIFIED PORTFOLIO

The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (1940 Act), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company. The Fund intends to comply with diversification requirements of the federal tax law to qualify as a regulated investment company. For more detailed


 10      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

information on the federal tax law diversification requirement, see the tax section of the SAI.

PORTFOLIO TURNOVER

The Fund intends to buy and hold securities for long-term growth of capital, however, annual portfolio turnover could exceed 100%. A 100% turnover rate occurs if all of the Fund's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate results in higher transaction costs which are borne by the Fund.

TEMPORARY DEFENSIVE POSITION

When the Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategy and invest substantially in high-quality short-term investments. To the extent that the Fund invests defensively, it likely will not achieve long-term growth of capital.




       [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial highlights for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

 12      Financial Highlights

FINANCIAL HIGHLIGHTS                              ING VP NATURAL RESOURCES TRUST

--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial highlights for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors.



                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2001     2000(2)    1999      1998      1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      14.75     12.51     11.03     14.91     14.29
 Income (loss) from investment operations:
 Net investment income (loss)                                  $       0.03     -0.07      0.06      0.08      0.06
 Net realized and unrealized gain (loss) on investments        $      -2.38      2.36      1.50     -2.98      1.00
 Total income (loss) from investment operations                $      -2.35      2.29      1.56     -2.90      1.06
 Less distributions from:
 Net investment income                                         $         --      0.05      0.08      0.08        --
 Net realized gains on investments                             $         --        --        --      0.90     -0.44
 Total distributions                                           $         --      0.05      0.08      0.98      0.44
 Net asset value, end of year                                  $      12.40     14.75     12.51     11.03     14.91
 TOTAL RETURN(1)                                               %     -15.93     18.37     14.09    -19.62      7.15
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)                                $     23,741    32,291    31,737    35,418    65,263
 Ratio to average net assets:
 Expenses                                                      %       1.35      1.66      1.33      1.29      1.25
 Net investment income (loss)                                  %       0.17     (0.53)     0.34      0.42      0.39
 Portfolio turnover rate                                       %         85        72     41.74     74.36    114.16


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.



(2) Effective July 26, 2000, ING Investments, LLC, formerly ING Pilgrim Investments, LLC, became the investment adviser to the Fund.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Natural Resources Trust       13

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent accountants' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Portfolios. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

INVESTMENT MANAGER
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

CUSTODIAN
State Street Bank and Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105

TRANSFER AGENT
DST Systems, Inc.

816 Wyandotte

Kansas City, MO 64105

INDEPENDENT AUDITORS
KPMG LLP

99 High Street


Boston, MA 02110


LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006-2401

1-800-992-0180


Or visit our website at www.ingfunds.com


This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Portfolio's SEC file number. The file numbers are as follows:


ING VP Natural Resources Trust            811-5710




   [ING FUNDS LOGO]                    NATRESPROS050102-050102

                         ING VP NATURAL RESOURCES TRUST

                   (formerly, Pilgrim Natural Resources Trust)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002

        This Statement of Additional Information ("SAI") is not a prospectus. You should read it in conjunction with the current prospectus of ING VP Natural Resources Trust (the "Fund"), dated May 1, 2002, and any revisions to the prospectus which might occur from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992- 0180.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................................1
INVESTMENT OBJECTIVES AND POLICIES...........................................................1
CERTAIN INVESTMENT METHODS...................................................................1
INVESTMENT RESTRICTIONS......................................................................2
MANAGEMENT OF THE FUND.......................................................................4
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS............................................27
CAPITAL STOCK STRUCTURE.....................................................................28
NET ASSET VALUE.............................................................................29
TAX MATTERS.................................................................................29
PERFORMANCE CALCULATION.....................................................................32
OTHER INFORMATION...........................................................................34
CODE OF ETHICS..............................................................................34
TRANSFER AGENT..............................................................................35
CUSTODIAN...................................................................................35
COUNSEL AND INDEPENDENT AUDITORS............................................................35
FINANCIAL STATEMENTS........................................................................35

                         GENERAL INFORMATION AND HISTORY

        The Fund is a non-diversified, open-end management investment company organized on November 15, 1988 as a business trust under the laws of the Commonwealth of Massachusetts. The Fund was formerly named Lexington Gold Trust. At a meeting held on September 30, 1991, the shareholders of the Fund approved a change in the Fund's fundamental investment objective and policies. In connection with the change of investment objective and policies, the Fund also changed its name to Lexington Natural Resources Trust. On April 30, 2001, the Fund changed its name to Pilgrim Natural Resources Trust. Effective May 1, 2002, the Fund changed its name from "Pilgrim Natural Resources Trust" to "ING VP Natural Resources Trust."

                       INVESTMENT OBJECTIVES AND POLICIES


        The Fund's investment objective is to seek long-term growth of capital through investment primarily in common stocks of companies which own, or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

                           CERTAIN INVESTMENT METHODS


        The Fund normally invests at least 80% of its assets in companies with substantial natural resource assets. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include: companies that specialize in energy sources (e.g., coal, geothermal power, natural gas and oil), environmental technology (e.g., pollution control and waste recycling), forest products, agricultural products, chemical products, ferrous and non- ferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), precious metals (e.g., gold, silver and platinum), and other basic commodities.


        Management attempts to achieve the investment objective of the Fund by seeking to identify securities of companies that, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. The Fund will consider a company to have substantial natural resource assets when, in management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company. The Fund presently does not intend to invest directly in natural resource assets or related contracts. The Fund may invest up to 25% of its total assets in securities principally traded in markets outside the United States.

        Management of the Fund believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments. The investment objective and policies of the Fund described in the first two paragraphs of this section are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (1940 Act), as amended.

                             INVESTMENT RESTRICTIONS

        The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholder's meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund is a non-diversified management investment company and


        1. with respect to 50% of its assets, the Fund will not at the time of purchase invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States Government);

        2. with respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 25% of the market value of its total assets in any single issuer.


        These two restrictions, hypothetically, could give rise to a portfolio with as few as fourteen issues.

        In addition, the Fund will not:


        1. Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class.)

        2. Purchase any security restricted as to disposition under Federal Securities laws or securities that are not readily marketable or purchase any securities if such a purchase would cause the Fund to own at the time of such purchase, illiquid securities, including repurchase agreements with an agreed upon repurchase date in excess of seven days from the date of acquisition by the Fund, having aggregate market value in excess of 10% of the value of the Fund's total assets.

        3. Make short sales of securities or purchase any securities on margin, except for such short term credits as are necessary for the clearance of transactions.

        4. Write, purchase or sell puts, calls or combinations thereof. However, the Fund may invest up to 15% of the value of its assets in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular company at a specified price until expiration. Such investments generally can provide a greater potential for profit--or loss--than investment of an equivalent amount in the underlying common stock. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. It should be understood that investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the corporation issuing them. In addition, the sale of warrants held more than one year generally results in a long term capital gain or loss to the holder, and the sale of warrants held for less than such period generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of warrants, however, begins on the day after the date of exercise, regardless of how long the warrant was held. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.


        5. Invest in any commodities or commodities futures contracts, including futures contracts relating to gold.

        6.      Invest in real estate.

        7. Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation.

        8. Purchase or retain the securities of any issuer if the officers or Trustees of the Fund, or its Investment Adviser, or Sub-Adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

        9. Lend money or securities, provided that the making of time or demand deposits with domestic banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short term obligations in accordance with the Fund's objective and policies, are not prohibited.

        10. Borrow money, except for temporary emergency purposes, and in no event more than 5% of its net assets at value or cost, whichever is less; or pledge its gold or portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding 10% of the value of its total assets.

        11.     Underwrite securities issued by others.

        12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        13. Invest for the purpose of exercising control or management of another company.

        14. Participate on a joint or a joint and several basis in any trading account in securities.

        The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in companies with substantial natural resource assets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


        The percentage restrictions referred to above are to be adhered to at the time of investment, and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets.

                             MANAGEMENT OF THE FUND


INVESTMENT MANAGER

        The investment adviser for the Fund is ING Investments, LLC ("Investment Manager" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees has the overall responsibility for the management of the Fund. ING Investments is a direct, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

        On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager changed to ING Investments, LLC. As of March 31, 2001, ING Investments had assets under management of over $36.2 billion.

        ING Investments serves pursuant to a Investment Management Agreement between ING Investments and the Fund ("Investment Management Agreement"). The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Fund. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

        After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the

Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

        The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

        In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board of Trustees considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expense ratio of the Fund. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

        In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

        The Investment Manager bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 1.00% of the average daily net assets of the Fund.

        The Investment Manager has entered into expense limitation agreement with the Fund, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager) do not exceed 2.50% of the Fund's average daily net assets.

        The Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

        The expense limitation agreement provides that the expense limitation shall continue until July 26, 2002. The expense limitation is contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of termination of the agreement to the Fund within thirty (30) days' of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

        Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:



Year ended 12/31                  Advisory Fees                   Expense Reimbursements
----------------                  -------------                   ----------------------
1999                              $338,700*                       $0
2000                              $299,415**                      $0
2001                              $287,431                        $0



* Paid to the former adviser to the Fund.

** $169,969 of which was paid to the former adviser to the Fund.


SUB-ADVISORY AGREEMENTS

        The Investment Management Agreement for the Fund provides that the Investment Manager, with the approval of the Fund's Board of Trustees, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and Officers of the Fund who are employees of the Investment Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement).

        The Fund does not have any current Sub-Advisers.

DISTRIBUTOR


        Shares of the Fund are distributed by ING Funds Distributor, Inc. (the "Distributor"), formerly ING Pilgrim Securities, Inc., pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or interested persons of any such party and must be approved either by votes of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Manager, is a wholly-owned indirect subsidiary of ING Group.


ADMINISTRATOR


        ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Manager. For its services under the Administration Services Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets.

        Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to the Fund and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Fund reimbursed LMC for its actual cost of providing such services, facilities and expenses.

        Administration fees paid by the Fund are as follows:



Year ended 12/31                  Administration Fees
----------------                  -------------------
1999                              N/A
2000                              $12,561
2001                              $28,743

FORMER ADVISER AND SUB-ADVISER OF THE FUND

        Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser pursuant to an Investment Advisory Agreement dated August 21, 1991 (the "Advisory Agreement"). The agreement was approved by the Fund's Board of Trustees (including a majority of the Trustees who were not parties to the Advisory Agreement or "interested persons" of any such party) on November 29, 1999 and was last approved by the Board of Trustees on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.

        For its investment management services to the Fund, under its Advisory Agreement, LMC received a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. Total annual operating expenses may have been subject to state blue sky regulations. LMC could have terminated this voluntary reduction at any time.

        Under the terms of the investment management agreement, LMC also paid the Fund's expenses for office rent, utilities, telephone, furniture and supplies utilized for the Fund's principal office and the salaries and payroll expense of officers and Trustees of the Fund who are employees of LMC or its affiliates in carrying out its duties under the investment management agreement. The Fund paid all its other expenses, including custodian and transfer agent fees, legal and registration fees, audit fees, printing of prospectuses, shareholder reports and communications required for regulatory purposes or for distribution to existing shareholders, computation of net asset value, mailing of shareholder reports and communications, portfolio brokerage, taxes and independent Trustees' fees.

        LMC had entered into a sub-advisory management contract with Market Systems Research Advisors, Inc. ("MSR"), 80 Maiden Lane, New York, New York 10038, a registered investment adviser, under which MSR provided the Fund with certain investment management and administrative services. MSR served as investment adviser to private and institutional accounts. As of February 28, 2001, ING Investments directly manages the Fund.

        Sub-advisory Fees paid to the former Sub-adviser are as follows:



Year ended 12/31                  Sub-Advisory Fees
----------------                  -----------------
1999                              $169,353
2000                              $149,708
2001*                             $26,277



* As of February 28, 2001.

TRUSTEES AND OFFICERS OF THE FUND

BOARD OF TRUSTEES


        The Fund is managed by its Board of Trustees. The Trustees of the Fund are listed below. The mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

        As of March 31, 2002, all officers and Trustees of the Fund as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.

        The Fund's Trustees and executive officers, their ages, their principal occupations and former affiliations are set forth below:

--------------------------------------- ------------------- ---------------- --------------------------------------------------
                                                            TERM OF OFFICE
        NAME, ADDRESS AND AGE            POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                            WITH FUND       TIME SERVED(1)
--------------------------------------- ------------------- ---------------- --------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------- ------------------- ---------------- --------------------------------------------------
PAUL S. DOHERTY                         Trustee             10-29-99 to      Retired. Mr. Doherty was formerly President and
7337 E. Doubletree Ranch Rd.                                Present          Partner, Doherty, Wallace, Pillsbury and Murphy,
Scottsdale, Arizona 85258                                                    P.C., Attorneys (1996 to 2001); Director of
Age:  67                                                                     Tambrands, Inc. (1993 to 1998); and Trustee of
                                                                             each of the funds managed by Northstar
                                                                             Investment Management Corporation (1993 to 1999).
--------------------------------------- ------------------- ---------------- --------------------------------------------------
J. MICHAEL EARLEY                       Trustee             2-22-02 to       President and Chief Executive Officer of Bankers
7337 E. Doubletree Ranch Rd.                                Present          Trust Company, N.A. (1992 to present).
Scottsdale, Arizona 85258
Age:  56
--------------------------------------- ------------------- ---------------- --------------------------------------------------
R. BARBARA GITENSTEIN                   Trustee             2-22-02 to       President of the College of New Jersey (1999 to
7337 E. Doubletree Ranch Rd.                                Present          present); Executive Vice President and Provost
Scottsdale, Arizona 85258                                                    at Drake University (1992 to 1998).
Age:  53
--------------------------------------- ------------------- ---------------- --------------------------------------------------
WALTER H. MAY                           Trustee             10-29-99 to      Retired. Mr. May was formerly Managing Director
7337 E. Doubletree Ranch Rd.                                Present          and Director of Marketing for Piper Jaffray,
Scottsdale, Arizona 85258                                                    Inc., an investment banking/underwriting firm.
Age:  65                                                                     Mr. May was formerly a Trustee of each of the
                                                                             funds managed by Northstar Investment Management
                                                                             Corporation (1996 to 1999).
--------------------------------------- ------------------- ---------------- --------------------------------------------------
JOCK PATTON                             Trustee             8-28-95 to       Private Investor. Mr. Patton was formerly a
7337 E. Doubletree Ranch Rd.                                Present          Director and Chief Executive Officer of Rainbow
Scottsdale, Arizona 85258                                                    Multimedia Group, Inc. (January 1999 to December
Age:  56                                                                     2001); Director of Stuart Entertainment, Inc.;
                                                                             Director of Artisoft, Inc. (1994 to 1998);
                                                                             President and co-owner of StockVal, Inc.
                                                                             (November 1992 to June 1997) and a Partner and
                                                                             Director of the law firm of Streich, Lang P.A.
                                                                             (1972 to 1993).
--------------------------------------- ------------------- ---------------- --------------------------------------------------



---------------------------------------  ------------------------ -----------------------------------
                                          NUMBER OF PORTFOLIOS
        NAME, ADDRESS AND AGE                IN FUND COMPLEX         OTHER DIRECTORSHIPS HELD BY
                                           OVERSEEN BY TRUSTEE                 TRUSTEE
---------------------------------------  ------------------------ -----------------------------------
INDEPENDENT TRUSTEES
---------------------------------------  ------------------------ -----------------------------------
PAUL S. DOHERTY                                    106            Mr. Doherty is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (February 2002 to
Scottsdale, Arizona 85258                                         present).
Age:  67
---------------------------------------  ------------------------ -----------------------------------
J. MICHAEL EARLEY                                  106            Mr. Earley is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (1997 to present).
Scottsdale, Arizona 85258
Age:  56
---------------------------------------  ------------------------ -----------------------------------
R. BARBARA GITENSTEIN                              106            Dr. Gitenstein is a Trustee of
7337 E. Doubletree Ranch Rd.                                      the GCG Trust (1997 to present).
Scottsdale, Arizona 85258
Age:  53
---------------------------------------  ------------------------ -----------------------------------
WALTER H. MAY                                      106            Mr. May is a Trustee the GCG
7337 E. Doubletree Ranch Rd.                                      Trust (February 2002 to present)
Scottsdale, Arizona 85258                                         and the Best Prep Charity (1991
Age:  65                                                          to present).
---------------------------------------  ------------------------ -----------------------------------
JOCK PATTON                                        106            Mr. Patton is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (February 2002 to
Scottsdale, Arizona 85258                                         present). He is also Director of
Age:  56                                                          Hypercom, Inc. and JDA Software
                                                                  Group, Inc. (January 1999 to
                                                                  present); National Airlines, Inc.;
                                                                  and BG Associates, Inc.
---------------------------------------  ------------------------ -----------------------------------


-----------------

(1) Trustees serve until their successors are duly elected and qualified.

--------------------------------------- ------------------- ---------------- --------------------------------------------------
                                                            TERM OF OFFICE
        NAME, ADDRESS AND AGE            POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                            WITH FUND       TIME SERVED(1)
--------------------------------------- ------------------- ---------------- --------------------------------------------------
DAVID W.C. PUTNAM                       Trustee             10-29-99 to      President and Director of F.L. Putnam Securities
7337 E. Doubletree Ranch Rd.                                Present          Company, Inc. and its affiliates. Mr. Putnam is
Scottsdale, Arizona 85258                                                    also President, Secretary and Trustee of The
Age:  62                                                                     Principled Equity Market Fund. Mr. Putnam was
                                                                             formerly a Director/Trustee of Trust Realty
                                                                             Corp., Anchor Investment Trust, Bow Ridge Mining
                                                                             Co., and each of the funds managed by Northstar
                                                                             Investment Management Corporation (1994 to 1999).










--------------------------------------- ------------------- ---------------- --------------------------------------------------
BLAINE E. RIEKE                         Trustee             2-26-01 to       General Partner of Huntington Partners, an
7337 E. Doubletree Ranch Rd.                                Present          investment partnership (1997 to present). Mr.
Scottsdale, Arizona 85258                                                    Rieke was formerly Chairman and Chief Executive
Age:  68                                                                     Officer of Firstar Trust Company (1973 to
                                                                             1996). Mr. Rieke was formerly the Chairman of
                                                                             the Board and a Trustee of each of the funds
                                                                             managed by ING Investment Management Co. LLC
                                                                             (1998 to 2001).
--------------------------------------- ------------------- ---------------- --------------------------------------------------

---------------------------------------  ------------------------ -----------------------------------
                                          NUMBER OF PORTFOLIOS
        NAME, ADDRESS AND AGE                IN FUND COMPLEX         OTHER DIRECTORSHIPS HELD BY
                                           OVERSEEN BY TRUSTEE                 TRUSTEE
---------------------------------------  ------------------------ -----------------------------------
DAVID W.C. PUTNAM                                 106             Mr. Putnam is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (February 2002 to
Scottsdale, Arizona 85258                                         present). He is also a Director
Age:  62                                                          of F.L. Putnam Securities
                                                                  Company, Inc. (June 1978 to
                                                                  present); F.L. Putnam Investment
                                                                  Management Company (December 2001
                                                                  to present); Asian American Bank
                                                                  and Trust Company (June 1992 to
                                                                  present); and Notre Dame Health
                                                                  Care Center (1991 to present).
                                                                  He is also a Trustee of The
                                                                  Principled Equity Market Fund
                                                                  (November 1996 to present);
                                                                  Progressive Capital Accumulation
                                                                  Trust (August 1998 to present);
                                                                  Anchor International Bond Trust
                                                                  (December 2000 to present); F.L.
                                                                  Putnam Foundation (December 2000
                                                                  to present); Mercy Endowment
                                                                  Foundation (1995 to present);
                                                                  and an Honorary Trustee of Mercy
                                                                  Hospital (1973 to present).
--------------------------------------- ------------------------  -----------------------------------
BLAINE E. RIEKE                                   106             Mr. Rieke is a Director/Trustee
7337 E. Doubletree Ranch Rd.                                      of the GCG Trust (February 2002
Scottsdale, Arizona 85258                                         to present) and the Morgan Chase
Age:  68                                                          Trust Co. (January 1998 to
                                                                  present).
--------------------------------------- ------------------------  -----------------------------------

--------------------------------------- ------------------- ---------------- --------------------------------------------------
                                                            TERM OF OFFICE
        NAME, ADDRESS AND AGE            POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                            WITH FUND       TIME SERVED(1)
--------------------------------------- ------------------- ---------------- --------------------------------------------------
ROGER B. VINCENT                        Trustee             2-22-02 to       President of Springwell Corporation, a corporate
7337 E. Doubletree Ranch Rd.                                Present          advisory firm (1989 to present). Mr. Vincent
Scottsdale, Arizona 85258                                                    was formerly a Director of Tatham Offshore, Inc.
Age: 56                                                                      (1996 to 2000) and Petrolane, Inc. (1993 to
                                                                             1995).
--------------------------------------- ------------------- ---------------- --------------------------------------------------
RICHARD A. WEDEMEYER                    Trustee             2-26-01 to       Vice President - Finance and Administration - of
7337 E. Doubletree Ranch Rd.                                Present          the Channel Corporation, an importer of
Scottsdale, Arizona 85258                                                    specialty alloy aluminum products (1996 to
Age:  65                                                                     present). Mr. Wedemeyer was formerly Vice
                                                                             President - Finance and Administration - of
                                                                             Performance Advantage, Inc., a provider of
                                                                             training and consultation services (1992 to
                                                                             1996) and Vice President, Operations and
                                                                             Administration, of Jim Henson Productions (1979
                                                                             to 1997).  Mr. Wedemeyer was formerly a Trustee
                                                                             of First Choice Funds (1997 to 2001).  Mr.
                                                                             Wedemeyer was also a Trustee of each of the
                                                                             funds managed by ING Investment Management Co.
                                                                             LLC (1998 to 2001).
--------------------------------------- ------------------- ---------------- --------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------- ------------------- ---------------- --------------------------------------------------
R. GLENN HILLIARD(2)                    Trustee             2-26-02 to       Chairman and CEO of ING Americas and a member of
ING Americas                                                Present          its Americas Executive Committee (1999 to
5780 Powers Ferry Road, NW                                                   present). Mr. Hilliard was formerly Chairman and
Atlanta, GA 30327                                                            CEO of ING North America, encompassing the U.S.,
Age:  59                                                                     Mexico and Canada regions (1994 to 1999).

--------------------------------------- ------------------- ---------------- --------------------------------------------------



---------------------------------------  ------------------------ -----------------------------------
                                          NUMBER OF PORTFOLIOS
        NAME, ADDRESS AND AGE                IN FUND COMPLEX         OTHER DIRECTORSHIPS HELD BY
                                           OVERSEEN BY TRUSTEE                 TRUSTEE
---------------------------------------  ------------------------ -----------------------------------
ROGER B. VINCENT                                  106             Mr. Vincent is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (1994 to present). Mr.
Scottsdale, Arizona 85258                                         Vincent also is a Director of
Age: 56                                                           AmeriGas Propane, Inc. (1998 to
                                                                  present).
--------------------------------------- ------------------------  -----------------------------------
RICHARD A. WEDEMEYER                              106             Mr. Wedemeyer is a Trustee of the
7337 E. Doubletree Ranch Rd.                                      GCG Trust (February 2002 to
Scottsdale, Arizona 85258                                         present) and Touchstone
Age:  65                                                          Consulting Group (1997 to
                                                                  present).



--------------------------------------- ------------------------  -----------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------- ------------------------  -----------------------------------
R. GLENN HILLIARD(2)                              106             Mr. Hilliard is a Trustee of the
ING Americas                                                      GCG Trust (February 2002 to
5780 Powers Ferry Road, NW                                        present). Mr. Hilliard also
Atlanta, GA 30327                                                 serves as a member of the Board
Age:  59                                                          of Directors of the Clemson
                                                                  University Foundation, the Board
                                                                  of Councilors for the Carter
                                                                  Center, a Trustee of the
                                                                  Woodruff Arts Center and sits on
                                                                  the Board of Directors for the
                                                                  High Museum of Art.

--------------------------------------- ------------------------  -----------------------------------


-----------------


(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------- ------------------- ---------------- --------------------------------------------------
                                                            TERM OF OFFICE
        NAME, ADDRESS AND AGE            POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                            WITH FUND       TIME SERVED(1)
--------------------------------------- ------------------- ---------------- --------------------------------------------------
--------------------------------------- ------------------- ---------------- --------------------------------------------------
THOMAS J. MCINERNEY(3)                  Trustee             2-26-01 to       Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                Present          Services (September 2001 to present) and a
Scottsdale, Arizona 85258                                                    member of ING Americas' Executive Committee
Age:  45                                                                     (2001 to present). Mr. McInerney is also
                                                                             President, Chief Executive Officer and Director
                                                                             of Northern Life Insurance Company (2001 to
                                                                             present); and President and Director of Aetna
                                                                             Life Insurance and Annuity Company (1997 to
                                                                             present), Aetna Retirement Holdings, Inc. (1997
                                                                             to present), Aetna Investment Adviser Holding
                                                                             Company (2000 to present), and Aetna Retail
                                                                             Holding Company (2000 to present). Mr.
                                                                             McInerney was formerly General Manager and Chief
                                                                             Executive Officer of ING Worksite Division
                                                                             (December 2000 to October 2001); President of
                                                                             Aetna Financial Services (August 1997 to
                                                                             December 2000), Head of National Accounts and
                                                                             Core Sales and Marketing for Aetna U.S.
                                                                             Healthcare (April 1996 to March 1997), Head of
                                                                             Corporate Strategies for Aetna Inc. (July 1995
                                                                             to April 1996), and has held a variety of line
                                                                             and corporate staff positions since 1978.


--------------------------------------- ------------------- ---------------- --------------------------------------------------



---------------------------------------  ------------------------ -----------------------------------
                                          NUMBER OF PORTFOLIOS
        NAME, ADDRESS AND AGE                IN FUND COMPLEX         OTHER DIRECTORSHIPS HELD BY
                                           OVERSEEN BY TRUSTEE                 TRUSTEE
---------------------------------------  ------------------------ -----------------------------------
THOMAS J. MCINERNEY(3)                            156             Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                                      Director/Trustee of the GCG Trust
Scottsdale, Arizona 85258                                         (February 2002 to present);
Age:  45                                                          Aeltus Investment Management,
                                                                  Inc. (1997 to present); each of
                                                                  the Aetna Funds (April 2002 to
                                                                  present); Ameribest Life
                                                                  Insurance Co. (2001 to present);
                                                                  Equitable Life Insurance Co.
                                                                  (2001 to present); First
                                                                  Columbine Life Insurance Co.
                                                                  (2001 to present); Golden
                                                                  American Life Insurance Co. (2001
                                                                  to present); Life Insurance
                                                                  Company of Georgia (2001 to
                                                                  present); Midwestern United Life
                                                                  Insurance Co. (2001 to present);
                                                                  ReliaStar Life Insurance Co.
                                                                  (2001 to present); Security Life
                                                                  of Denver (2001 to present);
                                                                  Security Connecticut Life
                                                                  Insurance Co. (2001 to present);
                                                                  Southland Life Insurance Co.
                                                                  (2001 to present); USG Annuity
                                                                  and Life Company (2001 to
                                                                  present); and United Life and
                                                                  Annuity Insurance Co. Inc (2001
                                                                  to present). Mr. McInerney is a
                                                                  member of the Board of the
                                                                  National Commission on
                                                                  Retirement Policy, the
                                                                  Governor's Council on Economic
                                                                  Competitiveness
--------------------------------------- ------------------------- -----------------------------------


-----------------


(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

--------------------------------------- ------------------- ---------------- --------------------------------------------------
                                                            TERM OF OFFICE
        NAME, ADDRESS AND AGE            POSITION(S) HELD    AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                            WITH FUND       TIME SERVED(1)
--------------------------------------- ------------------- ---------------- --------------------------------------------------











--------------------------------------- ------------------- ---------------- --------------------------------------------------
JOHN G. TURNER(4)                       Chairman and        10-29-99 to      President, Turner Investment Company (since
7337 E. Doubletree Ranch Rd.            Trustee             Present          January 2002). Mr. Turner was formerly Vice
Scottsdale, Arizona 85258                                                    Chairman of ING Americas (2000 to 2001);
Age:  62                                                                     Chairman and Chief Executive Officer of
                                                                             ReliaStar Financial Corp. and ReliaStar Life
                                                                             Insurance Company (1993 to 2000); Chairman of
                                                                             ReliaStar United Services Life Insurance Company
                                                                             (1995 to 1998); Chairman of ReliaStar Life
                                                                             Insurance Company of New York (1995 to 2001);
                                                                             Chairman of Northern Life Insurance
                                                                             Company (1992 to 2000); Chairman and
                                                                             Director/Trustee of the Northstar
                                                                             affiliated investment companies (1993 to
                                                                             2001) and Director, Northstar Investment
                                                                             Management Corporation and its
                                                                             affiliates (1993 to 1999).
--------------------------------------- ------------------- ---------------- --------------------------------------------------



---------------------------------------  ------------------------ -----------------------------------
                                          NUMBER OF PORTFOLIOS
        NAME, ADDRESS AND AGE                IN FUND COMPLEX         OTHER DIRECTORSHIPS HELD BY
                                           OVERSEEN BY TRUSTEE                 TRUSTEE
---------------------------------------  ------------------------ -----------------------------------
                                                                  and Technology of Connecticut,
                                                                  the Board of Directors of the
                                                                  Connecticut Business and
                                                                  Industry Association, the Board
                                                                  of Trustees of the Bushnell, the
                                                                  Board for the Connecticut Forum,
                                                                  and the Board of the Metro
                                                                  Hartford Chamber of Commerce,
                                                                  and is Chairman of Concerned
                                                                  Citizens for Effective
                                                                  Government.
--------------------------------------- ------------------------ -----------------------------------
JOHN G. TURNER(4)                                 106             Mr. Turner serves as a member of
7337 E. Doubletree Ranch Rd.                                      the Board of the GCG Trust. Mr.
Scottsdale, Arizona 85258                                         Turner also serves as Director of
Age:  62                                                          the Hormel Foods Corporation (May
                                                                  2000 to present); Shopko Stores,
                                                                  Inc. (August 1999 to present);
                                                                  and M.A. Mortenson Co. (2002 to
                                                                  present).








--------------------------------------- ------------------------ -----------------------------------


-----------------


(1) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

        Information about the Fund's officers are set forth in the table below:

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
                                                            TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING
  NAME, ADDRESS AND AGE       POSITIONS HELD WITH THE FUND  OF TIME SERVED (1)(2)(3)     THE LAST FIVE YEARS (4)
----------------------------  ----------------------------  ---------------------------  -------------------------------------------
JAMES M. HENNESSY             President, Chief Executive    March 2002 to Present        President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.  Officer and Chief Operating   (for the ING Funds)          ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258     Officer                                                    Services, LLC, ING Advisors, Inc., ING
Age:  52                                                                                 Investments, LLC, Lexington Funds
                              President, Chief Executive    February 2001 to March 2002  Distributor, Inc., Express America T.C.
                              Officer and Chief Operating   (for the Pilgrim Funds)      Inc. and EAMC Liquidation Corp. (since
                              Officer                                                    December 2001); Executive Vice President
                                                                                         and Chief Operating Officer of ING
                              Chief Operating Officer       July 2000 to February 2001   Quantitative Management, Inc. (since
                                                            (for the Pilgrim Funds)      October 2001) and ING Funds Distributor,
                                                                                         Inc. (since June 2000). Formerly, Senior
                                                                                         Executive Vice President (June 2000 to
                                                                                         December 2000) and Secretary (April 1995 to
                                                                                         December 2000) of ING Capital Corporation,
                                                                                         LLC, ING Funds Services, LLC, ING
                                                                                         Investments, LLC, ING Advisors, Inc.,
                                                                                         Express America T.C. Inc., and EAMC
                                                                                         Liquidation Corp.; and Executive
                                                                                         Vice President, ING Capital Corporation,
                                                                                         LLC and its affiliates (May 1998 to June
                                                                                         2000) and Senior Vice President, ING
                                                                                         Capital Corporation, LLC and its affiliates
                                                                                         (April 1995 to April 1998).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
STANLEY D. VYNER              Executive Vice President      March 2002 to Present        Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.                                (for the ING Funds)          Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                                                                2000) and Chief Investment Officer of the
Age:  51                      Executive Vice President      July 1996 to March 2002      International Portfolios, ING Investments,
                                                            (for the international       LLC (since July 1996). Formerly, President
                                                            portfolios of the            and Chief Executive Officer of ING
                                                            Pilgrim Funds)               Investments, LLC (August 1996 to August
                                                                                         2000).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
MARY LISANTI                  Executive Vice President      March 2002 to Present        Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                (for the ING Funds)          Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona 85258                                                                (since November 1999) and of ING
Age:  45                      Executive Vice President      May 1998 to March 2002       Quantitative Management, Inc. (since July
                                                            (for the domestic equity     2000); Chief Investment Officer of the
                                                            portfolios of the            Domestic Equity Portfolios, ING
                                                            Pilgrim Funds)               Investments, LLC (since 1999). Formerly,
                                                                                         Executive Vice President and Chief
                                                                                         Investment Officer for the Domestic Equity
                                                                                         Portfolios of Northstar Investment
                                                                                         Management Corporation, whose name changed
                                                                                         to Pilgrim Advisors, Inc. and subsequently
                                                                                         became part of ING Investments, LLC (May
                                                                                         1998 to October 1999);

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
                                                            TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING
  NAME, ADDRESS AND AGE       POSITIONS HELD WITH THE FUND  OF TIME SERVED (1)(2)(3)     THE LAST FIVE YEARS (4)
----------------------------  ----------------------------  ---------------------------  -------------------------------------------
                                                                                         Portfolio Manager with Strong Capital
                                                                                         Management (May 1996 to 1998); a Managing
                                                                                         Director and Head of Small- and
                                                                                         Mid-Capitalization Equity Strategies at
                                                                                         Bankers Trust Corp. (1993 to 1996).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
MICHAEL J. ROLAND             Executive Vice President,     March 2002 to Present        Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.  Assistant Secretary and       (for the ING Funds)          Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258     Principal Financial Officer                                Services, LLC, ING Funds Distributor, Inc.,
Age:  43                                                                                 ING Advisors, Inc., ING Investments, LLC,
                              Senior Vice President and     June 1998 to March 2002      ING Quantitative Management, Inc.,
                              Principal Financial Officer   (for the Pilgrim Funds)      Lexington Funds Distributor, Inc., Express
                                                                                         America T.C. Inc. and EAMC Liquidation
                                                                                         Corp. (since December 2001). Formerly,
                                                                                         Senior Vice President, ING Funds Services,
                                                                                         LLC, ING Investments, LLC, and ING Funds
                                                                                         Distributor, Inc. (June 1998 to December
                                                                                         2001) and Chief Financial Officer of
                                                                                         Endeavor Group (April 1997 to June 1998).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
RALPH G. NORTON III           Senior Vice President         March 2002 to Present        Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.                                (for the ING Funds)          Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                                (since October 2001) and Chief Investment
Age: 42                       Senior Vice President         August 2001 to March 2002    Officer of the Fixed Income Portfolios, ING
                                                            (for the fixed income        Investments, LLC (since October 2001).
                                                            portfolios of the Pilgrim    Formerly, Senior Market Strategist, Aeltus
                                                            Funds)                       Investment Management, Inc. (January 2001
                                                                                         to August 2001) and Chief Investment
                                                                                         Officer, ING Investments, LLC (1990 to
                                                                                         January 2001).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
ROBERT S. NAKA                Senior Vice President and     March 2002 to Present        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary           (for the ING Funds)          Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                                Funds Distributor, Inc., ING Advisors,
Age:  38                      Senior Vice President and     November 1999 to March 2002  Inc., ING Investments, LLC, ING
                              Assistant Secretary           (for the Pilgrim Funds)      Quantitative Management, Inc. (since
                                                                                         October 2001) and Lexington Funds
                              Assistant Secretary           July 1994 to November 1999   Distributor, Inc. (since December 2001).
                                                            (for the Pilgrim Funds)      Formerly, Vice President, ING Investments,
                                                                                         LLC (April 1997 to October 1999), ING Funds
                                                                                         Services, LLC (February 1997 to August
                                                                                         1999) and Assistant Vice President, ING
                                                                                         Funds Services, LLC (August 1995 to
                                                                                         February 1997).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
ROBYN L. ICHILOV              Vice President and Treasurer  March 2002 to Present        Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                (for the ING Funds)          (since October 2001) and ING Investments,
Scottsdale, Arizona 85258                                                                LLC (since August 1997); Accounting
                                                                                         Manager, ING Investments, LLC (since
                                                                                         November

----------------------------  ----------------------------  ---------------------------  -------------------------------------------


----------------------------  ----------------------------  ---------------------------  -------------------------------------------
                                                            TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING
  NAME, ADDRESS AND AGE       POSITIONS HELD WITH THE FUND  OF TIME SERVED (1)(2)(3)     THE LAST FIVE YEARS (4)
----------------------------  ----------------------------  ---------------------------  -------------------------------------------
Age: 34                       Vice President and Treasurer  May 1998 to March 2002       1995).
                                                            (for the Pilgrim Funds)

                              Vice President                November 1997 to May 1998
                                                            (for the Pilgrim Funds)

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
KIMBERLY A. ANDERSON          Vice President and Secretary  March 2002 to Present        Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.                                (for the ING Funds)          Management, Inc. (since October 2001); Vice
Scottsdale, Arizona 85258                                                                President and Assistant Secretary of ING
Age: 37                                                     February 2001 to March 2002  Funds Services, LLC, ING Funds Distributor,
                                                            (for the Pilgrim Funds)      Inc., ING Advisors, Inc., ING Investments,
                                                                                         LLC (since October 2001) and Lexington
                                                                                         Funds Distributor, Inc. (since December
                                                                                         2001). Formerly, Assistant Vice President
                                                                                         of ING Funds Services, LLC (November 1999
                                                                                         to January 2001) and has held various other
                                                                                         positions with ING Funds Services, LLC for
                                                                                         more than the last five years.

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
LOURDES R. BERNAL             Vice President                March 2002 to Present        Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                (for certain ING Funds)      (since January 2002). Prior to joining ING
Scottsdale, Arizona 85258                                                                Investments, LLC in 2002, Ms. Bernal was a
Age:  32                                                    February 2002 to present     Senior Manager in the Investment Management
                                                            (for the Pilgrim Funds)      Practice, PricewaterhouseCoopers LLP (July
                                                                                         2000 to December 2001); Manager,
                                                                                         PricewaterhouseCoopers LLP (July 1998 to
                                                                                         July 2000); Manager, Coopers & Lybrand LLP
                                                                                         (July 1996 to June 1998); Senior Associate,
                                                                                         Coopers & Lybrand LLP (July 1992 to June
                                                                                         1996); and Associate, Coopers & Lybrand LLP
                                                                                         (August 1990 to June 1992).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
TODD MODIC                      Assistant Vice President    March 2002 to Present        Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.                                (for certain ING Funds)      Investments, LLC (since March 2001).
Scottsdale, Arizona 85258                                                                Formerly, Director of Financial Reporting,
Age:  34                                                    August 2001 to March 2002    Axient Communications, Inc. (May 2000 to
                                                            (for the Pilgrim Funds)      January 2001) and Director of Finance,
                                                                                         Rural/Metro Corporation (March 1995 to May
                                                                                         2000).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------


----------------------------  ----------------------------  ---------------------------  -------------------------------------------
                                                            TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING
  NAME, ADDRESS AND AGE       POSITIONS HELD WITH THE FUND  OF TIME SERVED (1)(2)(3)     THE LAST FIVE YEARS (4)
----------------------------  ----------------------------  ---------------------------  -------------------------------------------
MARIA M. ANDERSON             Assistant Vice President      March 2002 to Present        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                (for certain ING Funds)      Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                                Formerly, Manager of Fund Accounting and
Age: 43                                                     August 2001 to March 2002    Fund Compliance, ING Investments, LLC
                                                            (for the Pilgrim Funds)      (September 1999 to November 2001); Section
                                                                                         Manager of Fund Accounting, Stein Roe
                                                                                         Mutual Funds (July 1998 to August 1999);
                                                                                         and Financial Reporting Analyst, Stein Roe
                                                                                         Mutual Funds (August 1997 to July 1998).

----------------------------  ----------------------------  ---------------------------  -------------------------------------------
JAMES VAIL                    Senior Vice President and     March 2002 - Present         Senior Vice President for ING Investments,
7337 E. Doubletree Ranch Rd   Portfolio Manager             (for certain ING Funds)      LLC (since June 2001) and Portfolio Manager
Scottsdale, Arizona  85258    (Natural Resources Trust)                                  of ING Investments, LLC and ING Advisors,
Age:  57                                                    June 2001 - March 2002       Inc. (since October 2001). Formerly, Vice
                                                            (for certain Pilgrim Funds)  President, Lexington Management Corporation
                                                                                         (which was acquired by ING Investments,
                                                                                         LLC's parent company in July 2000) (1991 -
                                                                                         2000); and has held investment research
                                                                                         positions with Chemical Bank, Oppenheimer &
                                                                                         Co., Robert Fleming, Inc. and Beacon Trust
                                                                                         Company, where he was a Senior Investment
                                                                                         Analyst.

----------------------------  ----------------------------  ---------------------------  -------------------------------------------


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:


ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)

  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
    Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)


ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)

  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994 - incorporated)

**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment
  Management Corporation)

ING Funds Distributor, Inc.  (March 2002 - name changed from ING Pilgrim
    Securities, Inc.)

  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994 -incorporated)


ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)

  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 name changed from Lexington
    Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)


ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)

  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
    Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
    Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)


ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
  Quantitative Management, Inc.)

  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
     Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

STANDING COMMITTEES OF THE FUND

        The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

        Committees

        An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. The Executive Committee held 3 meetings during the year ended December 31, 2001.

        The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Ms. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the calendar year ended December 31, 2001.

        The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the year ended December 31, 2001.

        The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of Ms. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 5 meetings during the year ended December 31, 2001.

        The Board of Trustees has established Investment Review Committees one of which will monitor the investment performance of the Fund and make recommendations to the Board of Directors with respect to the Fund. The Committee for the Fund currently consists of Ms. Gitenstein and Messrs. Wedemeyer, Turner, and Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Investment Review Committees were established on December 17, 2001; therefore, the Investment Review Committee did not hold any meetings during 2001.

TRUSTEE OWNERSHIP OF SECURITIES

        Set forth below is the dollar range of equity securities owned by each Trustee.



---------------------------------------- --------------------------------- ---------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                 EQUITY SECURITIES IN ALL
                                              DOLLAR RANGE OF EQUITY         REGISTERED INVESTMENT COMPANIES
                                             SECURITIES IN FUND AS OF         OVERSEEN BY TRUSTEE IN FAMILY
        NAME OF TRUSTEE                         DECEMBER 31, 2001                OF INVESTMENT COMPANIES
---------------------------------------- --------------------------------- ---------------------------------
---------------------------------------- --------------------------------- ---------------------------------
INDEPENDENT TRUSTEES

---------------------------------------- --------------------------------- ---------------------------------
Paul S. Doherty                                        None                       $10,001 - $50,000
---------------------------------------- --------------------------------- ---------------------------------
J. Michael Earley                                      None                              None
---------------------------------------- --------------------------------- ---------------------------------
R. Barbara Gitenstein                                  None                              None
---------------------------------------- --------------------------------- ---------------------------------
Walter H. May                                          None                         Over $100,000
---------------------------------------- --------------------------------- ---------------------------------
Jock Patton                                            None                       $50,001 - $100,000
---------------------------------------- --------------------------------- ---------------------------------
David W. C. Putnam                                     None                              None
---------------------------------------- --------------------------------- ---------------------------------
Blaine E. Rieke                                        None                       $50,001 - $100,000
---------------------------------------- --------------------------------- ---------------------------------
Roger B. Vincent                                       None                              None
---------------------------------------- --------------------------------- ---------------------------------
Richard A. Wedemeyer                                   None                       $10,001 - $50,000
---------------------------------------- --------------------------------- ---------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------- --------------------------------- ---------------------------------
R. Glenn Hilliard                                      None                         Over $100,000
---------------------------------------- --------------------------------- ---------------------------------
Thomas J. McInerney                                    None                          $1 - $10,000
---------------------------------------- --------------------------------- ---------------------------------
John G. Turner                                         None                         Over $100,000
---------------------------------------- --------------------------------- ---------------------------------

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

        Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Fund's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Fund (not including registered investment companies).



------------------------------ ------------- ------------- -------------- ---------- ------------
                                NAME OF
                                OWNERS AND
                                RELATIONSHIP                               VALUE OF  PERCENTAGE OF
NAME OF TRUSTEE                 TO TRUSTEE     COMPANY     TITLE OF CLASS SECURITIES    CLASS
------------------------------ ------------- ------------- -------------- ---------- ------------
PAUL S. DOHERTY                    N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
J. MICHAEL EARLEY                  N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
R. BARBARA GITENSTEIN              N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
WALTER H. MAY                      N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
JOCK PATTON                        N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
DAVID W. C. PUTNAM                 N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
BLAINE E. RIEKE                    N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
ROGER B. VINCENT                   N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------
RICHARD A. WEDEMEYER               N/A           N/A            N/A          $0          N/A
------------------------------ ------------- ------------- -------------- ---------- ------------

COMPENSATION OF TRUSTEES

        The Fund pays each Trustee who is not an interested person a pro rata share as described below of: (i) an annual retainer of $35,000 (Mssrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board of Trustees; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as Trustees /Directors.

        The following table sets forth information regarding compensation of Trustees by the Fund and other funds managed by ING Investments for the fiscal year ended December 31, 2001. Officers of the Fund and Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the Directors served during that fiscal year.

                               COMPENSATION TABLE



------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
                                                         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION     BENEFITS ACCRUED AS         BENEFITS UPON       REGISTRANT AND FUND
   NAME OF PERSON, POSITION        FROM THE FUND         PART OF FUND EXPENSES         RETIREMENT       COMPLEX PAID TO TRUSTEES
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Mary A. Baldwin(1)                       $84                      N/A                     N/A                  $43,688
advisory board member
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Al Burton (2)                            $12                      N/A                     N/A                  $5,500
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
S.M.S. Chadha (1)                        $7                       N/A                     N/A                  $11,250
advisory board member
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Paul S. Doherty                         $109                      N/A                     N/A                  $56,188
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Robert B. Goode, Jr. (2)                 $12                      N/A                     N/A                  $5,500
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Alan S. Gosule(6)                       $109                      N/A                     N/A                  $56,188
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Joseph N. Hankin (3)                     $9                       N/A                     N/A                  $4,167
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Walter H. May                           $127                      N/A                     N/A                  $65,188
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Andrew M. McCosh (1)                     $7                       N/A                     N/A                  $11,250
advisory board member
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Thomas J. McInerney (4)(5)               N/A                      N/A                     N/A                    N/A
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------

------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
                                                         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                               AGGREGATE COMPENSATION     BENEFITS ACCRUED AS         BENEFITS UPON       REGISTRANT AND FUND
   NAME OF PERSON, POSITION        FROM THE FUND         PART OF FUND EXPENSES         RETIREMENT       COMPLEX PAID TO TRUSTEES
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Jock Patton                             $125                      N/A                     N/A                  $64,188
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
David W.C. Putnam                        $96                      N/A                     N/A                  $50,688
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Jack D. Rehm(3)                          $9                       N/A                     N/A                  $4,167
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Blaine E. Rieke (4)                     $106                      N/A                     N/A                  $54,855
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
John R. Smith (2)                        $12                      N/A                     N/A                  $5,500
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Robert W. Stallings (2)(5)               N/A                      N/A                     N/A                    N/A
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
John G. Turner(5)                        N/A                      N/A                     N/A                    N/A
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
Richard A. Wedemeyer(4)                  $92                      N/A                     N/A                  $47,855
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------
David W. Wallace (2)                     $12                      N/A                     N/A                  $5,500
Trustee
------------------------------ ------------------------ ------------------------ ---------------------- ------------------------



1)  Resigned as Advisory Board Member effective December 31, 2001.

2)  Resigned as a Director effective February 26, 2001.

3)  Resigned as a Director effective March 23, 2001.

4)  Elected as a Director of the ING Funds on February 26, 2001.

5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Fund.

6)  Resigned as a Trustee effective December 28, 2001.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


        Subject to policies established by the Fund's Board of Trustees, the Investment Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Trustees may determine, ING Investments may consider sales of shares of the Fund and of the other funds managed by ING Investments (the "ING Funds") as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.

        Consistent with the interests of the Fund, the Investment Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Manager for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met. Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Investment Management Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.

        Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Investments and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Investments or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Investments in carrying out its obligations to the Fund.

        Investment decisions for the Fund and for other investment accounts managed by the Investment Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.


        The Fund anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.


        The Fund engages in portfolio trading when the Investment Manager concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

        The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 1999, the Fund's portfolio turnover rate was 42% and the Fund paid $58,268 in brokerage commissions and of that amount, $34,944 was paid for with soft dollars. For 2000, the Fund's portfolio turnover rate was 72% and the Fund paid in $69,031 broker commissions and of that amount, $19,874 was paid for with soft dollars. For 2001, The Fund's portfolio turnover rate was 85% and the Fund paid $80,092 in broker commissions and of that amount $24,498 was paid for with soft dollars.


                             CAPITAL STOCK STRUCTURE

        Individual variable annuity contract holders and variable life insurance policy holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

        Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts.

Participating Insurance Companies provide variable annuity contract holders and policy holders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

        Massachusetts business trust law does not require the Fund to hold annual shareholder meetings, although special meetings may be held for the Fund, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. A shareholders' meeting will be held after the Fund begins operations for the purpose of electing the initial Board of Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of a person serving as trustee, or if requested in writing to do so by the holders of not less than 10% of the outstanding shares of other voting interests of the Fund. The Fund is required to assist in shareholders' communications. In accordance with current laws, an insurance company issuing a variable life insurance or annuity contract that participates in the Fund will request voting instructions from contract holders and policy holders and will vote shares or other voting interest in the Separate Account in proportion to the voting instructions received.


                                 NET ASSET VALUE

        The Fund's net asset value ("NAV") per share will be determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time), on each day the Exchange is open for trading. As of the date of this SAI, the Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The NAV per share is computed by dividing the value the Fund's securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) by the number of shares of the Fund outstanding. See the Fund's current Prospectus for more information.


                                   TAX MATTERS

        The following is only a summary of certain additional federal income tax considerations that are not described in the prospectus and generally affect the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning.


        The Fund intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

        To qualify for treatment as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

        Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

        - 98% of the Portfolio's ordinary income for the calendar year;

        - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

        - any undistributed ordinary income or capital gain net income for the prior year.

        The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

        The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

        The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

        In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

        The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.


        For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

        For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:


                      P(1 + T)n =   ERV
        Where:                P =   a hypothetical initial payment of
                              T =   average annual total return
                              n =   number of years (1,5 or 10)
                            ERV =   ending redeemable value of a hypothetical
                                    $1,000 payment, made at the beginning of the 1, 5, or 10 year period, at the end of such period (or fractional portion thereof).


        Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

        The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

        The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.


        Pursuant to the SEC calculation, the Fund's average total rate of return for the one, five and ten year period ended December 31, 2001 was --15.93%, -0.45% and 4.62%, respectively.

                                OTHER INFORMATION


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

        Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2002, Aetna Life Insurance & Annuity Company owned 68.69% of the Fund and, therefore, a control person of the Fund.

        As of March 31, 2002, the Trustees and officers as a group owned less than 1% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:



-----------------------------------------    -----------------  -------------  ----------------
                                             CLASS AND TYPE OF  PERCENTAGE OF  PERCENTAGE OF
                ADDRESS                          OWNERSHIP         CLASS           FUND
-----------------------------------------    -----------------  -------------  ----------------
  Aetna Life Insurance & Annuity Company.        Shareholder       68.69% *        68.69%
  ACES Separate Account B
  151 Farmington Ave TN 41
  Hartford, CT 06156-0001
-----------------------------------------    -----------------  -------------  ----------------
  Kemper Investors Life Insurance Co             Shareholder        13.02%         13.02%
  Variable Annuity Separate Account
  1 Kemper Drive T-1
  Long Grove, IL 60049-0001
-----------------------------------------    -----------------  -------------  ----------------
  Safeco Life Insurance Company                  Shareholder        11.72%         11.72%
  Retirement Services
  PO Box 34690
  Seattle, WA 98124-1690
-----------------------------------------    -----------------  -------------  ----------------



* The above entity is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Group's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                                 CODE OF ETHICS

        The Fund, the Investment Manager and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis.

                                 TRANSFER AGENT

        DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN

        State Street Bank & Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets.


                        COUNSEL AND INDEPENDENT AUDITORS

        Dechert, 1775 Eye Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2002.

                              FINANCIAL STATEMENTS

        The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2001, and the Financial Statements (unaudited) appearing in the Fund's Semi-Annual Report for the period ended June 30, 2001, are incorporated by reference in this Statement. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)   Declaration of Trust - Filed electronically on April 10, 1997-
         Incorporated by reference.

   (2) Certificate of Amendment of Declaration of Trust - Filed electronically on April 26, 2001 - Incorporated by reference.

   (3) Form of Certificate of Amendment of Declaration of Trust - Filed herein.

(b) By-Laws - Filed electronically on April 10, 1997 - Incorporated by reference.

(c)      Rights of Holders - Filed electronically on April 24, 1998 -
         Incorporated by reference.

(d)      Form of Investment Management Agreement between Registrant and Pilgrim
         Investments, Inc. - Filed electronically on April 26, 2001 -
         Incorporated by reference.

(e)(1)   Distribution Agreement between Registrant and Lexington Funds
         Distributor, Inc. - Filed electronically on March 10, 1997-
         Incorporated by reference.

   (2)   Form of Distribution Agreement between Registrant and Pilgrim
         Securities, Inc. - Filed electronically on April 26, 2001 -
         Incorporated by reference.

(f)      Retirement Plan for Eligible Trustees - Filed electronically on April
         24, 1998 - Incorporated by reference.

(g)(1)   Form of Custodian Agreement between Registrant and Chase Manhattan
         Bank, N.A. - Filed electronically on April 28, 1995.

   (2)   Form of Custody Agreement between Registrant and State Street Bank &
         Trust Company - Filed electronically on April 26, 2001 - Incorporated by reference.

   (3)   Form of Custodian and Investment Accounting Agreement between
         Registrant and State Street Bank & Trust Company - Filed herein.

   (4) Form of Amendment to Custodian and Investment Accounting Agreement between Registrant and State Street Bank & Trust Company - Filed herein.

(h)(1)   Transfer Agency Agreement between Registrant and State Street Bank &
         Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2)   Form of Administrative Services Agreement between Registrant and
         Lexington Management Corporation - Filed electronically on April 28,
         1995 - Incorporated by reference.

   (3)   Form of Administration Agreement between Registrant and Pilgrim Group,
         Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (4)   Amendment to Administration Agreement between Registrant and ING
         Pilgrim Group, LLC - Filed herein.

   (5)   Expense Limitation Agreement among Registrant, Sub-Adviser and Pilgrim
         Investments, Inc. - Filed herein.

(i)      Opinion of Counsel as to Legality of Securities being registered -
         Filed electronically on April 24, 1998 - Incorporated by reference.

(j)      Consents
         (1) Consent of Dechert - Filed herein.

         (2) Consent of KPMG LLP - Filed herein.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p)      Pilgrim Group Funds Code of Ethics - Filed electronically on May 1,
         2001 - Incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.


ITEM 25. INDEMNIFICATION

Under the terms of the General Laws of the State of Massachusetts and the Trust's Restated Declaration of Trust, the Trust shall indemnify each of its Trustees to receive such indemnification (including those who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise), against all liabilities and expenses, including amounts paid in satisfaction of judgements, in compromise of fines and penalties, and counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or ether proceeding by the Trust or any other person, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been, such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith or with willful misfeasance or reckless disregard of duties or gross negligence; provided, however, that as to any matter disposed of by a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent, decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent counsel approved by the Trustees to the effect that if the foregoing matter had been adjudicated they would likely have been adjudicated in favor of such Trustee, officer, employee or agent. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he may lawfully be titled; provided, however, that no Trustee, officer, employee or agent may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of Trust Property, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under the Declaration of Trust, provided that the indemnified Trustee, officer, employee or agent shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is entitled to such indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly ING Pilgrim Investments, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, is the principal underwriter for the Registrant and for ING Lexington Money Market Trust, ING Advisory Funds, Inc., ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Financial Services Fund, Inc., ING Funds Trust, ING GNMA Income Fund, Inc., ING Growth and Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Senior Income Fund, ING SmallCap Opportunities Fund, ING Variable Insurance Trust, ING Variable Products Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, ING VP Natural Resources Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, State Street Bank & Trust, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368.

ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of April, 2002.


                                 PILGRIM NATURAL RESOURCES TRUST
                                 (To be Renamed ING VP Natural Resources Trust)

                                 By: /s/ Kimberly A. Anderson
                                     ------------------------------------
                                       Kimberly A. Anderson
                                       Vice President & Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                     TITLE                                      DATE
                ---------                     -----                                      ----
                                              Trustee and Chairman                  April 18, 2002
------------------------------------------
             John G. Turner*

                                              President and Chief Executive         April 18, 2002
                                              Officer
------------------------------------------
            James M. Hennessy*
                                              Executive Vice President and          April 18, 2002
                                              Principal Financial Officer
------------------------------------------
            Michael J. Roland*

                                              Trustee                               April 18, 2002
------------------------------------------
             Paul S. Doherty*

                                              Trustee                               April 18, 2002
------------------------------------------
            J. Michael Earley*

                                              Trustee                               April 18, 2002
------------------------------------------
          R. Barbara Gitenstein*

                                              Trustee                               April 18, 2002
------------------------------------------
            R. Glenn Hilliard*

                                              Trustee                               April 18, 2002
------------------------------------------
           Walter H. May, Jr.*

                                              Trustee                               April 18, 2002
------------------------------------------
           Thomas J. McInerney*

                                              Trustee                               April 18, 2002
------------------------------------------
               Jock Patton*

                                              Trustee                               April 18, 2002
------------------------------------------
            David W.C. Putnam*

                                              Trustee                               April 18, 2002
------------------------------------------
             Blaine E. Rieke*

                                              Trustee                               April 18, 2002
------------------------------------------
            Roger B. Vincent*

                                              Trustee                               April 18, 2002
------------------------------------------
          Richard A. Wedemeyer*



*By: /s/ Kimberly A. Anderson
     --------------------------------
         Vice President and Secretary
         Kimberly A. Anderson
         Attorney-in-Fact**

** Powers of Attorney for Trustees, James Hennessy and Michael Roland are attached hereto.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Natural Resources Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002



 /s/ Paul S. Doherty                 /s/ J. Michael Earley               /s/ R. Barbara Gitenstein
-------------------------------     -------------------------------     -------------------------------
 Paul S. Doherty                     J. Michael Earley                   R. Barbara Gitenstein


 /s/ R. Glenn Hilliard               /s/ Walter H. May                   /s/ Thomas J. McInerney
-------------------------------     -------------------------------     -------------------------------
 R. Glenn Hilliard                   Walter H. May                       Thomas J. McInerney


 /s/ Jock Patton                     /s/ David W. C. Putnam              /s/ Blaine E. Rieke
-------------------------------     -------------------------------     -------------------------------
 Jock Patton                         David W. C. Putnam                  Blaine E. Rieke


 /s/ John G. Turner                  /s/ Roger B. Vincent              /s/ Richard A. Wedemeyer
-------------------------------     -------------------------------     -------------------------------
 John G. Turner                      Roger B. Vincent                  Richard A. Wedemeyer

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Natural Resources Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.


Dated: February 21, 2002


                                               /s/ Michael J. Roland
                                               ---------------------
                                               Michael J. Roland

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Natural Resources Trust, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.


Dated: February 21, 2002


                                               /s/ James M. Hennessy
                                               ---------------------
                                               James M. Hennessy

                                  EXHIBIT INDEX

EXHIBIT           NAME OF EXHIBIT
NUMBER
(a)(3)            Certificate of Amendment of Declaration of Trust

(g)(3) Form of Custodian and Investment Accounting Agreement by and between Registrant and State Street Bank & Trust Company

(g)(4)            Form of Amendment to Custodian and Investment Accounting
                  Agreement by and between Registrant and State Street Bank &
                  Trust Company

(h)(4)            Amendment to Administration Agreement between Registrant and
                  ING Pilgrim Group, LLC

(h)(5)            Expense Limitation Agreement among Registrant, Sub-Adviser and
                  Pilgrim Investments, Inc.

(j)(1)            Consent of Dechert

(j)(2)            Consent of KPMG LLP